Stock-Based Compensation - Outstanding Option Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019
Number of Shares
Granted (shares)	0	0
Outstanding at end of period (shares)	983,000
Stock Options
Number of Shares
Outstanding at beginning of period (shares)	2,418,000
Granted (shares)	0
Exercised (shares)	(1,371,000)
Forfeited or expired (shares)	(64,000)
Outstanding at end of period (shares)	983,000	2,418,000
Vested and expected to vest (shares)	983,000
Exercisable (shares)	981,000
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share)	$ 39.81
Granted (USD per share)	0
Exercised (USD per share)	40.49
Forfeited or expired (USD per share)	55.37
Outstanding at end of period (USD per share)	37.88	$ 39.81
Vested and expected to vest (USD per share)	37.88
Exercisable (USD per share)	$ 37.91
Weighted Average Remaining Contractual Term
Outstanding	1 year 9 months 7 days
Vested and expected to vest	1 year 9 months 7 days
Exercisable	1 year 9 months 3 days
Total Intrinsic Value (in millions of U.S. Dollars)
Outstanding	$ 19.7
Vested and expected to vest	19.7
Exercisable	$ 19.6